Cash flows from changes in working capital (Tables)	12 Months Ended
Mar. 31, 2022
Statement of cash flows [abstract]
Disclosure of Cash Flows from Changes in Working Capital	Cash flows from changes in working capital

(EUR thousand)	For the financial year ended March 31
	2022	2021	2020
Trade receivables	(70,781)	111,033	105,169
Other current receivables	4,350	3,450	14,690
Prepaid expenses	(225)	3,023	6,890
(Increase) / Decrease in operating receivables	(66,656)	117,506	126,749
Trade payables	19,950	(89,462)	(25,432)
Other current liabilities	3,685	(1,622)	(14,795)
Accrued liabilities	(4,046)	(6,579)	2,458
Increase / (decrease) in operating payables	19,589	(97,663)	(37,769)
Cash flows from changes in working capital	(47,067)	19,843	88,980